UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-08572

Bishop Street Funds

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-262-9565

Date of fiscal year end: December 31, 2019

Date of reporting period: September 30, 2019

Item 1.    Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Hawaii Municipal Bond Fund	(unaudited)
Schedule of Investments as of September 30, 2019

Face Amount (000)		Value (000)
	MUNICIPAL BONDS — 97.6%

Alaska — 0.5%
	Alaska State, Ser A, GO
$ 525	5.000%, 08/01/34	$619

California — 2.3%
	California State, Educational Facilities Authority, Ser U-6, RB
670	5.000%, 05/01/45	1,011
	Orange County, Water District, Ser A, RB
1,000	5.000%, 08/15/31	1,137
	Sacramento City, Unified School District, GO
500	5.000%, 07/01/23	557
	University of California, Ser AF, RB
215	5.000%, 05/15/23, Pre-Refunded @ 100(A)	244

		2,949

Florida — 0.1%
	Miami-Dade County, School Board, Ser D, COP
150	5.000%, 02/01/27	181

Hawaii — 88.6%
	Hawaii County, Ser A, GO
500	5.000%, 09/01/20	517
250	5.000%, 09/01/22	277
450	5.000%, 09/01/26	550
100	5.000%, 09/01/27	122
125	5.000%, 09/01/28	156
500	5.000%, 09/01/30	606
400	5.000%, 09/01/33	492
300	5.000%, 09/01/36	366
1,500	4.000%, 09/01/35	1,667
	Hawaii County, Ser B, GO
200	5.000%, 09/01/22	221
	Hawaii County, Ser D, GO
450	5.000%, 09/01/25	544
300	5.000%, 09/01/27	366
300	3.000%, 09/01/32	317
	Hawaii State, Airports System Authority, Ser A, RB
250	5.250%, 07/01/23	257
2,500	5.250%, 07/01/27	2,571
1,000	5.250%, 07/01/28	1,028
900	5.250%, 07/01/30	925
420	5.000%, 07/01/39	430
2,000	5.000%, 07/01/45	2,278
	Hawaii State, Airports System Authority, RB, AMT
2,000	5.000%, 07/01/24	2,120
1,000	4.125%, 07/01/24	1,041
	Hawaii State, Airports System Revenue, Ser A, RB, AMT
1,000	5.000%, 07/01/38	1,213

September 30, 2019	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)
Schedule of Investments as of September 30, 2019

Face Amount (000)		Value (000)
Hawaii — (continued)
$ 2,000	5.000%, 07/01/41	$2,287
	Hawaii State, Airports System Revenue, COP, AMT
500	5.250%, 08/01/25	567
	Hawaii State, Department of Budget & Finance, Mid Pacific Institute, RB, AGC Insured
745	5.000%, 01/01/26	747
	Hawaii State, Department of Budget & Finance, Pacific Health
	Project, Ser A, RB
425	6.000%, 07/01/33	487
100	5.500%, 07/01/43	112
	Hawaii State, Department of Budget & Finance, RB
325	5.125%, 07/01/31	361
275	5.000%, 07/01/20	282
300	5.000%, 07/01/21	319
350	3.250%, 01/01/25	366
4,250	3.200%, 07/01/39	4,354
	Hawaii State, Department of Budget & Finance, Ser A, RB
205	5.000%, 07/01/22	225
575	5.000%, 07/01/26	645
500	5.000%, 07/01/27	591
755	5.000%, 07/01/30	887
3,000	5.000%, 07/01/35	3,460
1,000	4.000%, 07/01/40	1,071
	Hawaii State, Department of Budget & Finance, Ser B, RB
775	5.000%, 07/01/28	866
	Hawaii State, Department of Hawaiian Home Lands, Kapolie Office Facilities, Ser A, COP, AGM Insured
500	5.000%, 11/01/26	619
	Hawaii State, Department of Hawaiian Home Lands, RB
500	5.000%, 04/01/27	620
	Hawaii State, Department of Transportation, Airports Division Lease Revenue, COP, AMT
2,525	5.000%, 08/01/21	2,678
3,675	5.000%, 08/01/27	4,111
1,000	5.000%, 08/01/28	1,116
	Hawaii State, Harbor System Revenue, Ser A, RB
2,000	5.625%, 07/01/40	2,060
220	5.000%, 07/01/25	226
1,125	4.250%, 07/01/21	1,149
	Hawaii State, Highway Revenue, Ser A, RB
700	5.000%, 01/01/23	783
215	5.000%, 01/01/25	252
1,450	5.000%, 01/01/30	1,691
1,000	5.000%, 01/01/33	1,158
1,200	4.000%, 01/01/26	1,270
500	4.000%, 01/01/35	561
370	4.000%, 01/01/36	414

September 30, 2019	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)
Schedule of Investments as of September 30, 2019

Face Amount (000)		Value (000)
Hawaii — (continued)
	Hawaii State, Housing Finance & Development, Kuhio Park Terrace Multi-Family Housing, Ser A, RB, FHLMC Insured
$ 200	3.900%, 04/01/22	$207
115	3.750%, 04/01/21	119
180	3.500%, 04/01/20	182
	Hawaii State, Housing Finance & Development, Ser A, RB, GNMA Insured
1,000	1.900%, 01/01/21	1,001
	Hawaii State, Housing Finance & Development, Single-Family Housing, Ser B, RB, GNMA/FNMA/FHLMC Insured
295	3.450%, 01/01/22	302
	Hawaii State, Housing Finance & Development, Wilikina Apartments Project, Ser A, RB
1,000	5.000%, 05/01/34	1,034
	Hawaii State, Pacific Health, Pacific Health Project, Ser A, RB
710	4.625%, 07/01/20, Pre-Refunded @ 100(A)	727
	Hawaii State, Ser DT, GO
220	5.000%, 11/01/19	221
	Hawaii State, Ser DZ, GO
250	5.000%, 12/01/21, Pre-Refunded @ 100(A)	270
225	4.000%, 12/01/30	237
200	4.000%, 12/01/31	211
	Hawaii State, Ser EA, GO
435	5.000%, 12/01/21	470
1,700	5.000%, 12/01/22	1,835
	Hawaii State, Ser EE-2017, GO
400	5.000%, 11/01/22, Pre-Refunded @ 100(A)	446
	Hawaii State, Ser EF, GO
300	5.000%, 11/01/23	333
500	5.000%, 11/01/24	555
	Hawaii State, Ser EH, GO
45	5.000%, 08/01/23, Pre-Refunded @ 100(A)	52
125	5.000%, 08/01/24	142
300	5.000%, 08/01/29	340
295	5.000%, 08/01/30	334
95	5.000%, 08/01/32	107
	Hawaii State, Ser EH-2017, GO
85	5.000%, 08/01/23(B)	97
	Hawaii State, Ser EO, GO
1,000	5.000%, 08/01/29	1,167
1,000	5.000%, 08/01/30	1,164
1,000	5.000%, 08/01/33	1,157
	Hawaii State, Ser EP, GO
500	5.000%, 08/01/25	586
	Hawaii State, Ser FG, GO
880	5.000%, 10/01/30	1,082
200	5.000%, 10/01/31	245

September 30, 2019	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)
Schedule of Investments as of September 30, 2019

Face Amount (000)		Value (000)
Hawaii — (continued)
	Hawaii State, Ser FH, GO
$ 400	5.000%, 10/01/28	$495
	Hawaii State, Ser FK, GO
1,500	5.000%, 05/01/29	1,878
	Hawaii State, Ser FN-REF, GO
625	5.000%, 10/01/30	788
	Hawaii State, Ser FT, GO
280	5.000%, 01/01/29	356
1,000	5.000%, 01/01/31	1,261
	Honolulu City & County, Board of Water Supply, Ser A, RB
600	5.000%, 07/01/23	660
2,400	5.000%, 07/01/24	2,665
500	5.000%, 07/01/25	549
600	5.000%, 07/01/27	699
	Honolulu Hawaii City & County, GO
250	4.000%, 09/01/33	291
	Honolulu Hawaii City & County, Ser A, GO
275	5.250%, 08/01/21, Pre-Refunded @ 100(A)	295
500	5.000%, 11/01/22(B)	557
1,000	5.000%, 10/01/23	1,145
1,000	5.000%, 10/01/27	1,208
350	5.000%, 10/01/29	420
800	5.000%, 10/01/31	958
1,500	5.000%, 10/01/37	1,769
1,175	5.000%, 09/01/38	1,464
325	4.000%, 08/01/21, Pre-Refunded @ 100(A)	341
	Honolulu Hawaii City & County, Ser B, GO
120	5.000%, 12/01/20	125
650	5.000%, 08/01/21, Pre-Refunded @ 100(A)	694
200	5.000%, 11/01/24	222
500	5.000%, 10/01/26	606
500	5.000%, 10/01/28	603
	Honolulu Hawaii City & County, Ser C, GO
1,000	5.000%, 10/01/28	1,205
1,200	4.000%, 08/01/23	1,322
145	3.000%, 10/01/28	157
	Honolulu Hawaii City & County, Wastewater System Authority, Ser A, RB
250	5.000%, 07/01/21, Pre-Refunded @ 100(A)	266
100	5.000%, 07/01/22, Pre-Refunded @ 100(A)	110
300	5.000%, 07/01/24	350
150	5.000%, 07/01/29	184
200	4.000%, 07/01/42	225
	Honolulu Hawaii City & County, Wastewater System Authority, Ser B, RB
1,300	5.000%, 07/01/23	1,477
	Honolulu Hawaii City & County, Wastewater System Revenue, RB
1,000	5.000%, 07/01/31	1,188

September 30, 2019	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)
Schedule of Investments as of September 30, 2019

Face Amount (000)		Value (000)
Hawaii — (continued)
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser A, RB
$ 255	5.000%, 07/01/21	$272
150	5.000%, 07/01/22	165
500	5.000%, 07/01/36	600
1,200	4.000%, 07/01/38	1,362
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser B, RB
325	4.000%, 07/01/33	366
	Kauai County, GO
250	5.000%, 08/01/37	306
	Kauai County, Ser A, GO
250	5.000%, 08/01/21	267
500	5.000%, 08/01/23	551
250	4.000%, 08/01/24	268
250	3.250%, 08/01/23	259
	Kauai County, Ser A, GO, NATL FGIC Insured
415	5.000%, 08/01/21	416
	Maui County, GO
250	5.000%, 06/01/20	256
150	5.000%, 06/01/21	159
1,100	3.000%, 09/01/33	1,170
	Maui County, RB
2,000	3.250%, 09/01/36	2,149
	University of Hawaii, Ser A, RB
100	6.000%, 10/01/19, Pre-Refunded @ 100(A)	100
	University of Hawaii, Ser B, RB
1,500	5.000%, 10/01/34	1,779
1,000	4.000%, 10/01/23	1,102
	University of Hawaii, Ser E, RB
1,485	5.000%, 10/01/25	1,792
1,350	5.000%, 10/01/32	1,646
	University of Hawaii, Ser F, RB
2,425	5.000%, 10/01/35	3,005

		113,545

Indiana — 0.5%
	Fort Wayne, Community School Building, RB
500	5.000%, 07/15/25	556
	Indiana State, Housing & Community Development Authority, Ser C, RB, GNMA/FNMA/FHLMC Insured
70	4.100%, 06/01/27	72

		628

Kentucky — 0.9%
	Kentucky State, COP
1,000	5.000%, 04/15/38	1,201

September 30, 2019	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)
Schedule of Investments as of September 30, 2019

Face Amount (000)/Shares		Value (000)
New York — 0.9%
	New York City, Trust for Cultural Resources, Ser S, RB
$ 1,000	5.000%, 07/01/41	$1,147

Oklahoma — 1.6%
	Comanche County, Educational Facilities Authority, Ser A, RB
1,100	5.000%, 12/01/30	1,344
	Oklahoma City, Water Utilities Trust, RB
125	5.000%, 07/01/40	132
	Oklahoma State, Development Finance Authority, RB
475	5.000%, 06/01/44	541

		2,017

Tennessee — 0.5%
	Memphis, Ser A, GO
500	5.000%, 04/01/26	596

Texas — 1.3%
	Hays City, Consolidated Independent School District, GO, PSF-GTD Insured
500	4.000%, 08/15/29	570
	Tomball City, Independent School District, GO, PSF-GTD Insured
1,000	5.000%, 02/15/28	1,183

		1,753

Utah — 0.4%
	Utah State, Charter School Finance Authority, Ser A, RB
450	4.000%, 10/15/40	479

TOTAL MUNICIPAL BONDS (Cost $121,341)		125,115

	CASH EQUIVALENT — 1.5%
1,897,106	BlackRock FedFund, Institutional Shares, 1.860% (C) (Cost $1,897)	1,897

TOTAL INVESTMENTS (Cost $123,238) —99.1%		$127,012

Percentages are based on Net Assets of $128,220 (000).

(A)	Pre-Refunded Security—The maturity date shown is the pre-refunded date.
(B)	Security is escrowed to maturity.
(C)	The rate reported is the 7-day effective yield as of September 30, 2019.

AGC—American Guarantee Corporation

AGM—Assured Guaranty Municipal

AMT—Alternative Minimum Tax

COP—Certificate of Participation

FGIC—Financial Guarantee Insurance Corporation

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Corporation

GNMA—Government National Mortgage Corporation

GO—General Obligation

NATL—National Public Finance Guarantee Corporation

PSF-GTD—Texas Permanent School Fund

RB—Revenue Bond

Ser—Series

September 30, 2019	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)
Schedule of Investments as of September 30, 2019

Cost figures are shown in thousands.

The following is a list of the inputs used as of September 30, 2019, in valuing the Fund’s investments carried at value (000):

Hawaii Municipal Bond Fund
Investments in Securities	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$125,115	$—	$125,115
Cash Equivalent	1,897	—	—	1,897

Total Investments in Securities	$1,897	$125,115	$—	$127,012

For the period ended September 30, 2019, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred at the end of the period.

There were no Level 3 investments during the period ended September 30, 2019.

Amounts designated as “—” are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

BSF-QH-001-3300

September 30, 2019	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)
Schedule of Investments as of September 30, 2019

Face Amount (000)		Value (000)
	CORPORATE OBLIGATIONS — 51.1%

Communication Services — 5.2%
	Ameritech Capital Funding
$ 300	6.875%, 10/15/27	$357
	CBS
175	3.500%, 01/15/25	182
	Comcast
300	3.150%, 03/01/26	314
	TWDC Enterprises 18 MTN
430	4.125%, 06/01/44	519
225	1.850%, 07/30/26	222
	Verizon Communications
325	4.329%, 09/21/28	369

		1,963

Consumer Discretionary — 6.9%
	Amazon.com
650	4.800%, 12/05/34	813
	George Washington University
225	4.363%, 09/15/43	276
	Home Depot
450	5.875%, 12/16/36	622
	Lowe’s
375	3.650%, 04/05/29	401
	McDonald’s MTN
200	4.600%, 05/26/45	233
	Starbucks
225	2.450%, 06/15/26	227

		2,572

Consumer Staples — 2.1%
	Campbell Soup
125	4.250%, 04/15/21	129
	Coca-Cola
200	2.450%, 11/01/20	201
	General Mills
300	4.000%, 04/17/25	323
	Hershey
125	2.625%, 05/01/23	127

		780

Energy — 4.8%
	Apache Corp
159	7.750%, 12/15/29	201
	BP Capital Markets PLC
300	3.814%, 02/10/24	319
	Kinder Morgan Energy Partners LP
150	4.300%, 05/01/24	160
	Occidental Petroleum
390	2.700%, 02/15/23	392
	Schlumberger Investment SA
400	3.650%, 12/01/23	423
	Shell International Finance BV
260	3.875%, 11/13/28	292

		1,787

Financials — 12.3%
	Aflac
350	3.625%, 11/15/24	373

September 30, 2019	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)
Schedule of Investments as of September 30, 2019

Face Amount (000)		Value (000)
Financials — (continued)
	Bank of America MTN
$ 365	5.625%, 07/01/20	$375
450	4.000%, 04/01/24	482
	Bank of New York Mellon MTN
500	4.150%, 02/01/21	514
	Capital One Financial
175	3.750%, 03/09/27	184
	Citigroup
100	3.875%, 10/25/23	106
	Discover Bank
200	4.200%, 08/08/23	212
	Goldman Sachs Group MTN
250	3.448%, VAR ICE LIBOR USD 3 Month+1.300%, 11/23/24	251
	JPMorgan Chase
375	3.540%, VAR ICE LIBOR USD 3 Month+1.380%, 05/01/28	396
	MetLife
250	3.048%, 12/15/22	257
	Morgan Stanley MTN
400	3.875%, 01/27/26	429
	PNC Financial Services Group
250	3.500%, 01/23/24	264
	US Bancorp MTN
450	3.000%, 03/15/22	461
	Wells Fargo MTN
250	4.150%, 01/24/29	277

		4,581

Health Care — 4.0%
	AbbVie
500	2.900%, 11/06/22	509
	Celgene
250	3.875%, 08/15/25	270
	CVS Health
250	2.875%, 06/01/26	251
	Gilead Sciences
450	4.500%, 04/01/21	465

		1,495

Industrials — 2.7%
	FedEx
125	2.625%, 08/01/22	126
	Norfolk Southern
150	2.900%, 06/15/26	155
	Raytheon
260	2.500%, 12/15/22	263
	United Technologies
450	3.100%, 06/01/22	464

		1,008

Information Technology — 6.8%
	Apple
450	4.650%, 02/23/46	566
	Applied Materials
200	3.300%, 04/01/27	213
	International Business Machines
350	8.375%, 11/01/19	352
360	3.500%, 05/15/29	386

September 30, 2019	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)
Schedule of Investments as of September 30, 2019

Face Amount (000)		Value (000)
Information Technology — (continued)
	KLA-Tencor
$ 200	4.650%, 11/01/24	$220
	Microsoft
250	3.625%, 12/15/23	268
	NetApp
150	3.375%, 06/15/21	152
	QUALCOMM
365	3.250%, 05/20/27	381

		2,538

Materials — 0.4%
	Sherwin-Williams
140	3.125%, 06/01/24	145

Transportation — 1.1%
	Burlington Northern Santa Fe LLC
345	4.450%, 03/15/43	410

Utilities — 4.8%
	Berkshire Hathaway Energy
400	6.125%, 04/01/36	554
	Duke Energy Florida LLC
325	3.100%, 08/15/21	330
	Sempra Energy
375	3.250%, 06/15/27	385
	Sierra Pacific Power
200	2.600%, 05/01/26	202
	Xcel Energy
300	3.300%, 06/01/25	313

		1,784

TOTAL CORPORATE OBLIGATIONS (Cost $17,866)		19,063

	U.S. TREASURY OBLIGATIONS — 18.4%
	U.S. Treasury Bonds
800	6.000%, 02/15/26	1,012
250	5.375%, 02/15/31	344
250	4.750%, 02/15/37	358
300	4.500%, 08/15/39	427
875	4.375%, 05/15/41	1,237
950	3.125%, 05/15/48	1,155
100	3.000%, 08/15/48	119
700	2.250%, 08/15/46	718
	U.S. Treasury Notes
170	3.125%, 11/15/28	191
365	2.875%, 10/31/20	369
350	2.125%, 08/31/20	351
180	2.125%, 05/15/25	185
400	2.000%, 11/15/26	410

TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,261)		6,876

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 17.0%
	FFCB
350	3.220%, 12/10/25	381
450	3.100%, 12/06/24	482
600	2.000%, 06/01/21	600
300	1.750%, 08/01/22	300
300	1.240%, 11/29/19	300

September 30, 2019	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)
Schedule of Investments as of September 30, 2019

Face Amount (000)		Value (000)
	U.S. GOVERNMENT AGENCY OBLIGATIONS — (continued)
	FHLB
$ 475	4.750%, 03/10/23	$525
500	3.125%, 06/13/25	537
500	3.000%, 03/10/28	541
550	2.500%, 03/11/22	561
250	1.800%, 09/01/23	250
	FHLMC MTN
550	2.050%, 08/26/22	550
675	1.625%, 2.000%, 08/25/20, 08/25/21(A)	674
650	1.600%, 09/30/21	647

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $6,176)		6,348

	MUNICIPAL BONDS — 6.9%
	California State, GO
260	6.509%, 04/01/39	282
	City of Seattle Washington, Ser B, GO
425	3.500%, 12/01/31	462
	Evansville, Redevelopment Authority, GO
500	7.210%, 02/01/39	521
	Gwinnett County, Development Authority, RB
375	4.180%, 09/01/47	400
	Houston, Independent School District, GO
250	6.125%, 02/15/28	251
	Stockton, Public Financing Authority, Sub-Ser, RB, BAM Insured,
250	7.942%, 10/01/19, Pre-Refunded @ 100 (B)	250
	Texas State, GO
385	3.621%, 10/01/30	423

TOTAL MUNICIPAL BONDS (Cost $2,496)		2,589

	U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 5.0%
	FHLMC, Ser 2015-4425, Cl BY
597	2.000%, 01/15/45	531
	FHLMC, Ser G12710
28	5.500%, 07/01/22	30
	FNMA, Ser 2003-58, Cl D
31	3.500%, 07/25/33	33
	FNMA, Ser 2012-84, Cl JB
217	3.000%, 05/25/42	215
	FNMA, Ser 2013-92, Cl MT
36	4.000%, 07/25/41	37
	FNMA, Ser 889958
16	5.000%, 10/01/23	16
	GNMA, Ser 2011-112, Cl JP
42	2.000%, 02/20/40	42
	GNMA, Ser 2012-91, Cl QL
765	2.000%, 09/20/41	741
	GNMA, Ser 2013-4, Cl CN
220	2.000%, 10/16/42	215

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (Cost $1,739)		1,860

September 30, 2019	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)
Schedule of Investments as of September 30, 2019

Shares		Value (000)
	CASH EQUIVALENT — 0.9%
335,147	BlackRock FedFund, Institutional Shares, 1.860% (C) (Cost $335)	$335

TOTAL INVESTMENTS (Cost $34,873) —99.3%		$37,071

Percentages are based on Net Assets of $37,342 (000).

(A)	Step Bond — Represents the current rate, the step rate, the step date and the final maturity date.
(B)	Pre-Refunded Security—The maturity date shown is the pre-refunded date.
(C)	The rate reported is the 7-day effective yield as of September 30, 2019.

BAM—Build America Mutual

Cl—Class

FFCB—Federal Farm Credit Bank

FHLB—Federal Home Loan Bank

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GNMA—Government National Mortgage Association

GO—General Obligation

ICE— Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLC—Limited Liability Corporation

LP — Limited Partnership

MTN—Medium Term Note

PLC—Public Limited Company

RB—Revenue Bond

Ser—Series

USD — United States Dollar

VAR — Variable Rate

Cost figures are shown in thousands.

The following is a summary of the inputs used as of September 30, 2019, in valuing the Fund’s investments carried at value (000):

High Grade Income Fund
Investments in Securities	Level 1	Level 2	Level 3	Total

Corporate Obligations	$—	$19,063	$—	$19,063
U.S. Treasury Obligations	—	6,876	—	6,876
U.S. Government Agency
Obligations	—	6,348	—	6,348
Municipal Bonds	—	2,589	—	2,589
U.S. Government Agency
Mortgage-Backed Obligations	—	1,860	—	1,860
Cash Equivalent	335	—	—	335

Total Investments in Securities	$335	$36,736	$—	$37,071

For the period ended September 30, 2019, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred at the end of the period.

There were no Level 3 investments during the period ended September 30, 2019.

Amounts designated as “—” are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

BSF-QH-001-3300

September 30, 2019	www.bishopstreetfunds.com

Item 2.    Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bishop Street Funds

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: November 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: November 22, 2019

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: November 22, 2019